Dividend Payment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	May 27, 2012	May 29, 2011	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Dividends [Line Items]
Cash dividend paid	$ 25,076	$ 0	$ 20,000	$ 20,000	$ 20,036	$ 20,023	$ 20,013